Fair Value, Assets Measured at Fair Value Non-recurring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Assets measured at fair value on a non-recurring basis [Abstract]
Other Real Estate Owned, Valuation Technique [Extensible List]	Sales Comparison Approach [Member]	Sales Comparison Approach [Member]
Other Real Estate Owned, Measurement Input [Extensible List]	Adjustments for Differences Between Comparable Sales [Member]	Adjustments for Differences Between Comparable Sales [Member]
Impaired loans [Abstract]
Fair value assets transfers from Level 1 to Level 2	$ 0	$ 0
Fair value assets transfers from Level 2 to Level 1	0	0
Valuation charge on other real estate owned	121	120
Impaired loans	18,504	21,581
Collateral dependent impaired loans	0	211
Gross charge offs, residential impaired loans	0	10
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	362	541
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	$ 0	$ 211
Nonrecurring [Member] | Minimum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.01	0.01
Nonrecurring [Member] | Maximum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.14	0.07
Nonrecurring [Member] | Weighted Average [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.06	0.02
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Adjustments for Differences Between Comparable Sales [Member]
Impaired loans [Abstract]
Impaired loans, unobservable inputs		0.11
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Adjustments for Differences Between Comparable Sales [Member]
Impaired loans [Abstract]
Impaired loans, unobservable inputs		0.12
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Adjustments for Differences Between Comparable Sales [Member]
Impaired loans [Abstract]
Impaired loans, unobservable inputs		0.12
Nonrecurring [Member] | Carrying Value [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	$ 362	$ 541
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	$ 0	$ 211